Schedule of Assumptions Used to Estimate Fair Value of Warrants (Details)	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Oct. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)		5 years		5 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0		0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.32		0.32
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	2.09		2.09
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	2 years		2 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	3 years		3 years
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	291		291
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	297		297